8. RELATED PARTY TRANSACTIONS: Schedule of Related party transactions and balances (Details) - USD ($)		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Due to related parties		$ 271,337	$ 271,337
Jason Weber
Services		Consulting fee and share-based payment
Due to related parties		$ 0	0
Rob Duncan
Services		Consulting fee and Share-based payment
Due to related parties		$ 0	0
Pacific Opportunity Capital Ltd. (a)
Services	[1]	Accounting, financing and shareholder communication services
Due to related parties	[1]	$ 217,337	$ 217,337

[1]	The president of Pacific Opportunity Capital Ltd., a private company, is a director of the Company.